Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITY - 0.4%
American Express Credit Account Master Trust
Class A, Series 2022-3,
3.75%, 08/15/2027	$ 300,000	$ 295,149

Total Asset-Backed Security (Cost $292,371)		295,149

CORPORATE DEBT SECURITIES - 5.8%
Banks - 1.7%
BAC Capital Trust XIV
3-Month LIBOR + 0.40%, 5.17% (A), 02/16/2023 (B)	394,000	315,244
Banco Santander Chile
3.18%, 10/26/2031 (C)	263,000	227,107
Bank of America Corp.
4.18%, 11/25/2027	100,000	98,020
Citigroup, Inc.
Fixed until 11/03/2031, 2.52% (A), 11/03/2032	170,000	138,799
HSBC Holdings PLC
Fixed until 11/03/2032, 8.11% (A), 11/03/2033	200,000	228,771
Intesa Sanpaolo SpA
Fixed until 06/01/2041, 4.95% (A), 06/01/2042 (C)	215,000	155,131
NatWest Group PLC
Fixed until 08/28/2030, 3.03% (A), 11/28/2035	200,000	158,730

		1,321,802

Capital Markets - 0.3%
Goldman Sachs Group, Inc.
Fixed until 07/21/2031, 2.38% (A), 07/21/2032	250,000	203,515
Morgan Stanley
Fixed until 09/16/2031, 2.48% (A), 09/16/2036	55,000	42,534

		246,049

Chemicals - 0.3%
Albemarle Corp.
5.65%, 06/01/2052	200,000	199,081

Commercial Services & Supplies - 0.1%
Triton Container International Ltd.
3.15%, 06/15/2031 (C) (D)	136,000	109,069

Food Products - 0.2%
Smithfield Foods, Inc.
5.20%, 04/01/2029 (C)	200,000	186,517

Hotels, Restaurants & Leisure - 0.3%
Warnermedia Holdings, Inc.
5.14%, 03/15/2052 (C)	247,000	204,129

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance - 0.7%
Enstar Group Ltd.
3.10%, 09/01/2031	$ 197,000	$ 151,818
Hartford Financial Services Group, Inc.
3-Month LIBOR + 2.13%, 6.73% (A), 02/12/2067 (C)	487,000	416,507

		568,325

Metals & Mining - 0.7%
Glencore Funding LLC
2.63%, 09/23/2031 (C)	152,000	126,517
2.85%, 04/27/2031 (C) (D)	200,000	170,951
South32 Treasury Ltd.
4.35%, 04/14/2032 (C)	311,000	279,843

		577,311

Multiline Retail - 0.1%
Nordstrom, Inc.
4.25%, 08/01/2031 (D)	66,000	49,560

Oil, Gas & Consumable Fuels - 1.4%
Apache Corp.
4.25%, 01/15/2030 (D)	140,000	128,078
Enbridge, Inc.
Fixed until 07/15/2027, 5.50% (A), 07/15/2077	397,000	370,328
Energy Transfer LP
Fixed until 02/16/2023 (B), 6.25% (A) (D)	375,000	353,437
Enterprise Products Operating LLC
3.70%, 01/31/2051	152,000	118,571
Fixed until 08/16/2027, 5.25% (A), 08/16/2077	132,000	114,541

		1,084,955

Total Corporate Debt Securities (Cost $5,194,191)		4,546,798

FOREIGN GOVERNMENT OBLIGATIONS - 13.5%
Australia - 2.3%
Australia Government Bonds
2.50%, 09/20/2030 (E)	AUD 775,000	816,070
Series 27CI,
0.75%, 11/21/2027 (E)	1,200,000	982,442

		1,798,512

Canada - 1.4%
Canada Government Real Return Bonds
4.25%, 12/01/2026	CAD 1,315,050	1,096,245

France - 0.9%
French Republic Government Bonds OAT
3.15%, 07/25/2032 (E)	EUR 521,308	708,705

Germany - 1.7%
Deutsche Bundesrepublik Inflation-Linked Bonds
0.10%, 04/15/2026 (E)	1,214,080	1,307,198

Japan - 2.4%
Japan Government CPI-Linked Bonds
0.01%, 03/10/2031	JPY 115,291,000	906,544
0.10%, 03/10/2026	127,040,400	1,008,203

		1,914,747

Transamerica Funds	Page 1

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico - 0.4%
Mexico Government International Bonds
4.28%, 08/14/2041	$ 351,000	$ 287,689

New Zealand - 2.0%
New Zealand Government Inflation-Linked Bonds
2.00%, 09/20/2025 (E)	NZD 2,000,000	1,615,327

United Kingdom - 2.4%
U.K. Inflation-Linked Gilt
0.13%, 03/22/2024 - 03/22/2044 (E)	GBP 1,544,234	1,880,314

Total Foreign Government Obligations (Cost $10,939,442)		10,608,737

U.S. GOVERNMENT OBLIGATIONS - 80.1%
U.S. Treasury - 1.0%
U.S. Treasury Bonds
3.38%, 08/15/2042	$ 900,000	847,547

U.S. Treasury Inflation-Protected Securities - 79.1%
U.S. Treasury Inflation-Protected Indexed Bonds
0.13%, 02/15/2051	829,059	570,043
0.25%, 02/15/2050	1,158,020	833,763
0.63%, 02/15/2043	1,094,224	921,831
0.75%, 02/15/2042 - 02/15/2045	2,861,387	2,472,593
1.00%, 02/15/2046 - 02/15/2048	4,497,197	3,987,883
1.38%, 02/15/2044	1,085,847	1,050,610
2.00%, 01/15/2026	3,202,543	3,219,306
2.13%, 02/15/2040 - 02/15/2041	3,262,167	3,581,402
2.38%, 01/15/2025 - 01/15/2027	5,322,716	5,413,884
2.50%, 01/15/2029	1,206,273	1,281,253
3.38%, 04/15/2032	606,176	711,227
3.63%, 04/15/2028	874,351	967,823
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2024 - 01/15/2032	12,537,991	11,752,451
0.25%, 01/15/2025	2,136,866	2,060,156
0.38%, 07/15/2023 - 07/15/2027	9,422,185	9,103,265
0.50%, 04/15/2024 - 01/15/2028	3,302,136	3,168,702
0.63%, 04/15/2023 - 01/15/2026	9,547,023	9,359,574
0.75%, 07/15/2028	1,186,060	1,149,100
0.88%, 01/15/2029	707,448	687,364

		62,292,230

Total U.S. Government Obligations (Cost $67,220,338)		63,139,777

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 0.1%
Money Market Fund - 0.1%
State Street Institutional U.S. Government Money Market Fund, 3.82% (F)	41,711	41,711

Total Short-Term Investment Company (Cost $41,711)		41,711

	Shares	Value
OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.30% (F)	491,403	$ 491,403

Total Other Investment Company (Cost $491,403)		491,403

Total Investments (Cost $84,179,456)		79,123,575
Net Other Assets (Liabilities) - (0.5)%		(363,126)

Net Assets - 100.0%		$ 78,760,449

Transamerica Funds	Page 2

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	05/04/2023	USD	1,650,688	AUD	2,343,600	$—	$(9,375)
JPMS	05/04/2023	USD	823,378	CAD	1,100,000	—	(4,015)
JPMS	05/04/2023	USD	1,802,430	EUR	1,650,000	—	(1,562)
JPMS	05/04/2023	USD	1,664,666	GBP	1,350,000	—	(2,974)
JPMS	05/04/2023	USD	1,297,435	NZD	2,000,000	4,250	—
JPMS	05/08/2023	USD	1,920,387	JPY	246,623,000	—	(195)

Total						$4,250	$(18,121)

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Security	$—	$295,149	$—	$295,149
Corporate Debt Securities	—	4,546,798	—	4,546,798
Foreign Government Obligations	—	10,608,737	—	10,608,737
U.S. Government Obligations	—	63,139,777	—	63,139,777
Short-Term Investment Company	41,711	—	—	41,711
Other Investment Company	491,403	—	—	491,403

Total Investments	$533,114	$78,590,461	$—	$79,123,575

Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$4,250	$—	$4,250

Total Other Financial Instruments	$—	$4,250	$—	$4,250

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$(18,121)	$—	$(18,121)

Total Other Financial Instruments	$—	$(18,121)	$—	$(18,121)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of January 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Perpetual maturity. The date displayed is the next call date.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, the total value of 144A securities is $1,875,771, representing 2.4% of the Fund’s net assets.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $815,663, collateralized by cash collateral of $491,403 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $340,560. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2023, the total value of Regulation S securities is $7,310,056, representing 9.3% of the Fund’s net assets.
(F)	Rates disclosed reflect the yields at January 31, 2023.
(G)	There were no transfers in or out of Level 3 during the period ended January 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(H)	Derivative instruments are valued at unrealized appreciation (depreciation).

Transamerica Funds	Page 3

Transamerica Inflation-Protected Securities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NZD	New Zealand Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

JPMS	JPMorgan Securities LLC

PORTFOLIO ABBREVIATIONS:

CPI	Consumer Price Index
LIBOR	London Interbank Offered Rate

Transamerica Funds	Page 4

Transamerica Inflation-Protected Securities

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Inflation-Protected Securities (the “Fund”) is a series of the Transamerica Funds.

Effective September 8, 2022, TAM has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Transamerica Funds	Page 5

Transamerica Inflation-Protected Securities

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 6